Offerings	Jun. 05, 2026 USD ($) Rate
Offering: 1
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.00001 per share
Offering: 2
Offering:
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $0.00001 per share
Offering: 3
Offering:
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities
Offering: 4
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Offering: 5
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Rights
Offering: 6
Offering:
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Offering: 7
Offering:
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Security Class Title
Maximum Aggregate Offering Price	$ 54,480,447
Fee Rate | Rate	0.01381%
Amount of Registration Fee	$ 7,523.75
Offering Note
(1) (i) An unspecified number of shares of (a) common stock, (b) preferred stock, (c) debt securities, (d) warrants to purchase common stock, preferred stock or debt securities of the Registrant, (e) rights to purchase common stock, preferred stock or warrants of the Registrant and (f) units, consisting of some or all of these securities in any combination, as applicable, is being registered as may from time to time be offered at unspecified prices and, in addition, an unspecified number of shares of common stock, preferred stock and debt securities as shall be issuable from time to time upon conversion, exchange, or exercise of any securities that are provided for such issuance. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers any additional securities that may be offered or issued in connection with any stock split, stock dividend or similar transaction.
(ii) Includes rights to acquire common stock or preferred stock of the Company under any shareholder rights plan then in effect, if applicable under the terms of any such plan.
(iii) Estimated solely for the purpose of calculating the registration fee. No separate consideration will be received for shares of common stock that are issued upon conversion of debt securities or preferred stock or upon exercise of common stock warrants registered hereunder. The aggregate maximum offering price of all securities issued pursuant to this registration statement will not exceed $250,000,000.
(iv) The registration fee has been calculated pursuant to Rule 457(o) under the Securities Act.

Offering: 8
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.00001 per share
Carry Forward Form Type	S-3
Carry Forward File Number	333-270370
Carry Forward Initial Effective Date	Jun. 08, 2023
Offering: 9
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $0.00001 per share
Carry Forward Form Type	S-3
Carry Forward File Number	333-270370
Carry Forward Initial Effective Date	Jun. 08, 2023
Offering: 10
Offering:
Rule 415(a)(6)	true
Security Type	Debt
Security Class Title	Debt Securities
Carry Forward Form Type	S-3
Carry Forward File Number	333-270370
Carry Forward Initial Effective Date	Jun. 08, 2023
Offering: 11
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Warrants
Carry Forward Form Type	S-3
Carry Forward File Number	333-270370
Carry Forward Initial Effective Date	Jun. 08, 2023
Offering: 12
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Rights
Carry Forward Form Type	S-3
Carry Forward File Number	333-270370
Carry Forward Initial Effective Date	Jun. 08, 2023
Offering: 13
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Units
Carry Forward Form Type	S-3
Carry Forward File Number	333-270370
Carry Forward Initial Effective Date	Jun. 08, 2023
Offering: 14
Offering:
Rule 415(a)(6)	true
Security Type	Unallocated (Universal) Shelf
Security Class Title
Maximum Aggregate Offering Price	$ 195,519,553
Carry Forward Form Type	S-3
Carry Forward File Number	333-270370
Carry Forward Initial Effective Date	Jun. 08, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 21,546.25
Offering Note
(2) Pursuant to Rule 415(a)(6) under the Securities Act, the securities being registered hereunder include $195,519,553 of securities which remain unsold as of the date hereof (the “Unsold Securities”) previously registered by the Registrant’s registration statement on Form S-3 (File No. 333-270370), which was initially filed with the Securities and Exchange Commission on March 8, 2023 and declared effective on June 8, 2023 (the “Prior Registration Statement”). The aggregate filing fee paid in connection with such Unsold Securities was $21,546.25 (based on the filing fee rate in effect at the time of the filing of the Prior Registration Statement) and will continue to be applied to the Unsold Securities that are being carried forward to this registration statement. No additional filing fee is due with respect to the Unsold Securities carried forward in this registration statement. To the extent that, after the filing date hereof and prior to the effectiveness of this registration statement, the Registrant sells any Unsold Securities pursuant to the Prior Registration Statement, the Registrant will identify in a pre-effective amendment to this registration statement the updated amount of Unsold Securities from the Prior Registration Statement to be included in this registration statement pursuant to Rule 415(a)(6) and the updated amount of new securities to be registered on this registration statement, if any. Pursuant to Rule 415(a)(6), the offering of securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this registration statement.